Exhibit 99.5

Data Compare Summary (Total)

Run Date - 1/29/2025 11:15:09 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	12	0.00%	12
State	0	12	0.00%	12
Zip	0	12	0.00%	12
Note Date	0	12	0.00%	12
Original Loan Amount	0	12	0.00%	12
Amortization Term	0	12	0.00%	12
Original Interest Rate	0	12	0.00%	12
Borrower Qualifying FICO	0	12	0.00%	12
Coborrower Qualifying FICO	0	10	0.00%	12
Amortization Type	0	12	0.00%	12
Representative FICO	0	12	0.00%	12
Interest Only	0	7	0.00%	12
Lien Position	0	12	0.00%	12
Occupancy	0	12	0.00%	12
Purpose	0	12	0.00%	12
Appraised Value	0	12	0.00%	12
Contract Sales Price	1	12	8.33%	12
Balloon Flag	0	12	0.00%	12
Original CLTV	0	12	0.00%	12
Original LTV	0	12	0.00%	12
Origination Channel	0	12	0.00%	12
Appraisal Effective Date	0	12	0.00%	12
Investor: Qualifying Total Debt Ratio	0	12	0.00%	12
Initial Rate Lock Date	4	12	33.33%	12
First Payment Date	0	5	0.00%	12
Original Term	0	5	0.00%	12
Total	5	291	1.72%	12